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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2007 (UNAUDITED)

                                                                     PRINCIPAL AMOUNT                          VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 102.6%
--------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 24.0%
U.S. Treasury Bonds
4.50%                                        02/15/36                       $  64,900                      $  61,275 (h)
U.S. Treasury Notes
4.63%                                        11/15/09 - 02/15/17              279,470                        279,884 (h)
4.75%                                        02/28/09 - 01/31/12              258,570                        259,878 (h)
                                                                                                             601,037

FEDERAL AGENCIES - 4.7%
Federal Home Loan Mortgage Corp.
4.88%                                        02/09/10                          81,960                         82,131 (h)
5.00%                                        02/16/17                          35,995                         35,967 (h)
                                                                                                             118,098

AGENCY MORTGAGE BACKED - 26.2%
Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35                5,350                          5,033 (f)
5.00%                                        07/01/35 - 10/01/35                6,584                          6,370 (f)
5.50%                                        05/01/20                           1,322                          1,326 (f)
6.00%                                        04/01/17 - 11/01/36               16,111                         16,320 (f)
6.50%                                        01/01/27 - 08/01/36               10,756                         11,027 (f)
7.00%                                        10/01/16 - 08/01/36                4,283                          4,436 (f)
7.50%                                        11/01/09 - 09/01/33                1,399                          1,440 (f)
8.00%                                        08/01/30 - 11/01/30                   17                             18 (f)
8.50%                                        04/01/30 - 05/01/30                   49                             52 (f)
9.00%                                        05/01/16 - 11/01/16                  258                            275 (f)
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19                5,390                          5,095 (f)
4.50%                                        05/01/18 - 02/01/35               36,680                         35,257 (f)
5.00%                                        06/01/20 - 08/01/35               26,666                         25,909 (f)
5.02%                                        07/01/35                          11,346                         11,338 (f,g)
5.11%                                        08/01/35                           7,123                          7,134 (f,g)
5.34%                                        04/01/37                           2,892                          2,891 (c,g)
5.35%                                        04/01/37                           2,528                          2,542 (c,g)
5.37%                                        04/01/37                           3,188                          3,209 (c,g)
5.42%                                        04/01/37                           3,447                          3,469 (c,g)
5.44%                                        04/01/37                             262                            263 (g)
5.50%                                        01/01/14 - 08/01/35               23,826                         23,853 (f)
5.53%                                        04/01/37                           1,131                          1,138 (g)
5.56%                                        03/01/37                             251                            252 (g)
5.69%                                        04/01/37                           2,369                          2,384 (g)
5.71%                                        04/01/37                           9,313                          9,399 (g)
6.00%                                        02/01/14 - 08/01/35               31,559                         31,884 (f)
6.50%                                        01/01/14 - 01/01/37               43,325                         44,400 (f)
7.00%                                        08/01/13 - 06/01/36               12,676                         13,161 (f)
7.50%                                        12/01/09 - 03/01/34                4,478                          4,663 (f)
8.00%                                        12/01/11 - 11/01/33                2,585                          2,717 (f)
8.50%                                        04/01/30 - 05/01/31                  287                            308 (f)
9.00%                                        02/01/09 - 12/01/22                2,625                          2,769 (f)
5.00%                                        TBA                              103,666                        100,438 (b)
5.50%                                        TBA                              167,682                        166,031 (b)
6.00%                                        TBA                               45,131                         45,456 (b)
6.50%                                        TBA                                7,032                          7,173 (b)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34                9,992                          9,504 (f)
5.00%                                        08/15/33                           2,345                          2,287 (f)
5.38%                                        05/20/21 - 04/20/24                   36                             37 (f,g)
5.75%                                        08/20/23 - 09/20/24                   22                             23 (f,g)
6.00%                                        04/15/27 - 09/15/36                6,108                          6,194 (f)
6.13%                                        11/20/21 - 10/20/25                   21                             22 (f,g)
6.50%                                        04/15/19 - 09/15/36               10,302                         10,590 (f)
7.00%                                        03/15/12 - 10/15/36                6,920                          7,160 (f)
7.50%                                        11/15/22 - 10/15/33                1,189                          1,242 (f)
8.00%                                        11/15/29 - 06/15/30                   18                             18 (f)
8.50%                                        10/15/17                             829                            881 (f)
9.00%                                        11/15/16 - 12/15/21                2,160                          2,323 (f)
5.50%                                        TBA                               17,560                         17,461 (b)
                                                                                                             657,172

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 3.8%
Collateralized Mortgage Obligation Trust
(Class B)
5.88%                                        11/01/18                             416                            355 (c,d,f)
Federal Home Loan Mortgage Corp.
1.13%                                        04/15/37                           9,680                            517
1.33%                                        10/15/18                           7,579                            456 (e,f,g)
1.83%                                        12/15/30                          15,626                            713 (e,f,g)
1.88%                                        09/15/36                           9,400                            692 (e,g)
2.46%                                        09/15/36                           9,385                            867 (e,f,g)
3.22%                                        10/15/33                           3,215                          2,494 (f,g)
3.98%                                        12/15/33                           1,970                          1,669 (f,g)
4.00%                                        02/15/21                           3,676                            512 (e,f)
4.50%                                        04/15/13 - 12/15/20               25,024                          3,014 (e,f)
5.00%                                        12/15/13 - 12/01/34               76,516                         13,779 (e,f)
5.10%                                        06/15/33                           7,126                          6,956 (f,g)
5.50%                                        04/15/17 - 06/15/33                7,570                          1,416 (e,f)
5.50%                                        12/15/32 - 12/15/36               24,541                         24,405
7.50%                                        01/15/16                             667                            687 (f)
7.50%                                        07/15/27                              89                             18 (e,f)
8.00%                                        04/15/20                             284                            284 (f)
8.00%                                        02/01/23 - 07/01/24                  248                             53 (e,f)
24.17%                                       04/25/37                          19,390                          1,048 (c)
24.26%                                       09/25/43                          24,178                            274 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
6.34%                                        08/01/27                              58                             47 (c,d,f)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.69%                                        11/01/34                           5,551                          4,228 (c,d,f)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                        11/01/23                           1,112                            263 (e,f)
8.00%                                        08/01/23 - 07/01/24                  532                            121 (e,f)
8.50%                                        03/01/17 - 07/25/22                  906                            203 (e,f)
9.00%                                        05/25/22                             275                             76 (e,f)
Federal National Mortgage Assoc.
1.13%                                        04/25/37                           8,737                            464
1.19%                                        12/25/42                           4,373                             83 (e,f,g)
1.45%                                        03/25/37                           7,700                            515 (e,g)
1.68%                                        10/25/29                           5,781                            328 (e,f,g)
1.78%                                        12/25/30                           7,596                            362 (e,f,g)
1.88%                                        06/25/36 - 02/25/37              101,804                          6,600 (e,f,g)
2.18%                                        05/25/18                           2,211                            167 (e,f,g)
2.28%                                        09/25/42                          15,660                            847 (e,f,g)
2.33%                                        04/25/17 - 10/25/17               12,529                            729 (e,f,g)
2.38%                                        08/25/16                           3,770                            163 (e,f,g)
2.78%                                        06/25/42                           5,013                            334 (e,f,g)
3.56%                                        09/25/31                           3,840                          3,554 (f,g)
4.00%                                        02/25/28                             319                            313 (f)
4.50%                                        05/25/18                           2,395                            214 (e,f)
4.75%                                        11/25/14                           1,294                             76 (e,f)
5.00%                                        08/25/17 - 02/25/32                2,768                            295 (e,f)
5.50%                                        03/25/33                           1,870                          1,863
5.67%                                        04/24/37                           1,870                          1,884
8.00%                                        07/25/14                           1,579                          1,597 (f)
Federal National Mortgage
Assoc. (Class S)
1.78%                                        02/25/31                           5,465                            277 (e,f,g)
Federal National Mortgage
Assoc. REMIC
1.88%                                        01/25/37                          24,414                          1,460 (e,f,g)
4.50%                                        11/25/13                           3,481                            128 (e,f)
4.91%                                        03/25/31                           5,442                          5,373 (f,g)
5.00%                                        10/25/22                           2,541                            367 (e,f)
Federal National Mortgage Assoc. REMIC
(Class B)
5.73%                                        12/25/22                             270                            226 (c,d,f)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%**                                   03/25/22                               -                              2 (e,f)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                   05/25/22                               -                             11 (e,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                        08/01/34                           3,639                            865 (e)
Government National Mortgage Assoc.
1.04%                                        11/06/46                           8,002                            515 (e,f,g)
                                                                                                              94,759

ASSET BACKED - 3.9%
Accredited Mortgage Loan Trust (Class A)
5.62%                                        07/25/34                           1,050                          1,052 (f,g)
AESOP Funding II LLC
5.44%                                        04/20/08                             433                            434 (a,f,g)
AESOP Funding II LLC (Class A)
5.44%                                        04/20/10                           3,000                          3,005 (a,f,g)
Bank One Issuance Trust
3.59%                                        05/17/10                           1,080                          1,071 (f)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.69%                                        01/25/34                             323                            323 (f,g)
Capital One Auto Finance Trust
(Class A)
5.42%                                        03/15/11                           3,058                          3,060 (f,g)
Capital One Master Trust (Class C)
6.70%                                        06/15/11                           2,344                          2,387 (a,f)
Carmax Auto Owner Trust
4.35%                                        03/15/10                           3,032                          3,001 (f)
Chase Credit Card Master Trust
(Class A)
5.43%                                        07/15/10                           5,000                          5,006 (f,g)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                        05/25/32                             429                            407 (f)
Citibank Credit Card Issuance Trust
4.45%                                        04/07/10                           3,078                          3,048 (f)
5.68%                                        06/25/09                           5,000                          5,004 (f,g)
Countrywide Asset-Backed Certificates
5.84%                                        02/25/35                          15,000                         15,082 (f,g)
Countrywide Asset-Backed Certificates
(Class A)
5.59%                                        05/25/36                             646                            646 (f,g)
5.69%                                        08/25/34                             118                            118 (f,g)
5.88%                                        08/25/32                             264                            264 (f,g)
5.98%                                        04/25/32                             154                            154 (f,g)
Discover Card Master Trust I (Class A)
5.35%                                        04/17/12                          25,700                         25,749 (f,g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.50%                                        09/25/35                           5,000                          5,001 (f,g)
5.60%                                        01/25/35                             133                            133 (f,g)
5.62%                                        01/25/35                             702                            702 (f,g)
First Horizon Asset Back Trust
(Class A)
5.54%                                        02/25/34                             951                            952 (f,g)
GSAA Trust
5.38%                                        10/25/36                           2,032                          2,032 (f,g)
5.72%                                        05/25/34                             802                            810 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                        10/15/10                           2,798                          2,765 (f)
Long Beach Mortgage Loan Trust
5.48%                                        05/25/36                           2,000                          1,994 (f,g)
Mid-State Trust
7.54%                                        07/01/35                             964                          1,031 (f)
Peco Energy Transition Trust
6.52%                                        12/31/10                           2,219                          2,318 (f)
Residential Asset Mortgage
Products, Inc.
5.56%                                        03/25/34                             120                            120 (f,g)
Residential Asset Securities Corp.
5.82%                                        07/25/32                             651                            651 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                        07/25/30                           1,155                          1,141 (f,g)
5.64%                                        11/25/33                           1,201                          1,201 (f,g)
5.90%                                        06/25/33                             965                            965 (f,g)
SLM Student Loan Trust (Class A)
5.40%                                        06/15/18                           1,254                          1,255 (f,g)
Structured Asset Investment
Loan Trust
5.55%                                        02/25/35                           1,990                          1,991 (a,f,g)
Volkswagen Auto Lease Trust
(Class A)
3.94%                                        10/20/10                           1,727                          1,716 (f)
Wells Fargo Home Equity Trust
3.97%                                        05/25/34                           1,304                          1,274 (f,g)
                                                                                                              97,863

CORPORATE NOTES - 28.1%
Abbey National PLC
7.95%                                        10/26/29                           3,205                          3,990 (f)
Abbott Laboratories
5.88%                                        05/15/16                           4,830                          4,992 (f)
AES Ironwood LLC
8.86%                                        11/30/25                           5,945                          6,688 (f)
Air Jamaica Ltd.
9.38%                                        07/08/15                           2,725                          2,929 (a,f)
Allergan, Inc.
5.75%                                        04/01/16                           2,595                          2,632 (f)
Allied Waste North America Inc. (Series B)
7.13%                                        05/15/16                           5,520                          5,617 (f)
Allied World Assurance Holdings Ltd.
7.50%                                        08/01/16                           2,080                          2,232 (f)
Allstate Life Global Funding Trusts
3.85%                                        01/25/08                           2,655                          2,623 (f)
American Electric Power
Company, Inc.
4.71%                                        08/16/07                           2,845                          2,837 (f,i)
American Electric Power Company, Inc.
(Series D)
5.25%                                        06/01/15                           2,155                          2,121 (f)
American General Corp.
7.50%                                        08/11/10                           1,855                          1,987 (f)
American International Group, Inc.
6.25%                                        05/01/36                           3,015                          3,164 (f)
American Railcar Industries, Inc.
7.50%                                        03/01/14                           1,105                          1,135 (a)
AmerisourceBergen Corp.
5.88%                                        09/15/15                           3,115                          3,091
Anadarko Petroleum Corp.
6.45%                                        09/15/36                           2,080                          2,058
Aramark Corp.
8.50%                                        02/01/15                           3,025                          3,146 (a,f)
Archstone-Smith Operating Trust
3.00%                                        06/15/08                           2,780                          2,709 (f)
Arizona Public Service Co.
6.25%                                        08/01/16                           3,165                          3,256 (f)
AvalonBay Communities, Inc. (REIT)
5.75%                                        09/15/16                           2,075                          2,103 (f)
Axtel S.A. de C.V.
7.63%                                        02/01/17                           1,610                          1,586 (a,f)
BAC CAP TRUST V
5.63%                                        03/08/35                           3,200                          2,980 (f)
Banco BMG S.A.
9.15%                                        01/15/16                           2,165                          2,322 (a,f)
Banco Santander Chile
5.38%                                        12/09/14                           3,465                          3,455 (a,f)
Bank of America Corp.
5.75%                                        08/15/16                           2,530                          2,573 (f)
Bank of America NA
5.30%                                        03/15/17                           3,025                          2,987
Bear Stearns Companies, Inc.
5.55%                                        01/22/17                           1,515                          1,486 (f)
BellSouth Corp.
4.20%                                        09/15/09                           2,890                          2,829 (f)
6.55%                                        06/15/34                           3,035                          3,116 (f)
Bertin Ltda
10.25%                                       10/05/16                           1,365                          1,498 (a,f)
10.25%                                       10/05/16                           1,490                          1,639
BJ Services Co.
5.75%                                        06/01/11                           3,150                          3,189 (f)
BNP US Funding LLC (Series A)
7.74%                                        12/31/49                           1,710                          1,732 (a,f,g)
Bristol-Myers Squibb Co.
5.88%                                        11/15/36                           2,145                          2,104 (f)
British Telecommunications PLC
8.63%                                        12/15/10                           1,260                          1,407 (f)
9.13%                                        12/15/30                           4,159                          5,723
Burlington Northern Santa Fe Corp.
8.13%                                        04/15/20                           4,840                          5,731 (f)
Cablevision Systems Corp.
8.00%                                        04/15/12                           1,140                          1,157 (f)
Cadbury Schweppes US Finance LLC
3.88%                                        10/01/08                           2,035                          1,992 (a,f)
Cap Cana S.A.
9.63%                                        11/03/13                           1,565                          1,635 (a,f)
Capital One Bank
6.50%                                        06/13/13                           1,325                          1,385 (f)
Capital One Capital III
7.69%                                        08/15/36                           1,870                          2,018 (f)
Carolina Power & Light Co.
5.15%                                        04/01/15                           1,500                          1,473 (f)
5.70%                                        04/01/35                             815                            783 (f)
6.13%                                        09/15/33                           3,090                          3,144 (f)
CBS Corp.
5.63%                                        05/01/07                           2,325                          2,325 (f)
CCSA Finance Ltd.
7.88%                                        05/17/16                           1,690                          1,804 (a,f)
Cerveceria Nacional
Dominicana C por A
8.00%                                        03/27/14                           1,565                          1,592 (a)
Chaoda Modern Agriculture
7.75%                                        02/08/10                           2,725                          2,759 (a,f)
Chesapeake Energy Corp.
6.88%                                        01/15/16                           3,815                          3,863 (f)
CIT Group, Inc.
5.13%                                        09/30/14                           3,515                          3,405 (f)
Clarendon Alumina Production Ltd.
8.50%                                        11/16/21                           4,635                          4,971 (a,f)
CNA Financial Corp.
6.50%                                        08/15/16                           1,990                          2,061 (f)
Comcast Cable Communications Holdings, Inc.
9.46%                                        11/15/22                           3,730                          4,879 (f)
Comcast Corp.
5.88%                                        02/15/18                           3,275                          3,291 (f)
Commonwealth Bank of Australia
6.02%                                        03/29/49                           3,070                          3,092 (a,f,g)
ConocoPhillips Canada Funding Co.
5.95%                                        10/15/36                           3,120                          3,158 (f)
Consumers Energy Co.
5.15%                                        02/15/17                           2,060                          1,984 (f)
Countrywide Home Loans, Inc.
5.63%                                        05/15/07                           2,035                          2,036 (f)
Coventry Health Care, Inc.
5.95%                                        03/15/17                           2,090                          2,079
COX Communications, Inc.
7.75%                                        11/01/10                           2,410                          2,602
CRH America, Inc.
6.00%                                        09/30/16                           2,100                          2,129 (f)
CSX Transportation, Inc.
9.75%                                        06/15/20                           1,365                          1,805 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                        06/04/08                           2,000                          1,974 (f)
4.75%                                        01/15/08                           2,000                          1,991 (f)
DBS Bank Ltd.
5.00%                                        11/15/19                           2,820                          2,750 (a,f,g)
Delhaize America, Inc.
8.13%                                        04/15/11                           2,225                          2,434 (f)
Detroit Edison Co. (Series B)
5.45%                                        02/15/35                           3,470                          3,239 (f)
Devon OEI Operating Inc.
4.38%                                        10/01/07                           1,410                          1,402 (f)
Digicel Ltd.
9.25%                                        09/01/12                           2,725                          2,875 (a)
Dominion Resources, Inc. (Series B)
6.30%                                        09/30/66                           4,335                          4,414 (f,g)
Dover Corp.
6.50%                                        02/15/11                           1,930                          2,018 (f)
6.65%                                        06/01/28                           1,250                          1,364 (f)
Dresdner Funding Trust I
8.15%                                        06/30/31                           2,120                          2,523 (a,f)
Duke Energy Corp.
5.38%                                        01/01/09                           1,065                          1,068 (f)
Echostar DBS Corp.
7.00%                                        10/01/13                           9,120                          9,394 (f)
EI Du Pont de Nemours & Co.
4.88%                                        04/30/14                           2,080                          2,023 (f)
El Paso Production Holding Co.
7.75%                                        06/01/13                           3,865                          4,039 (f)
Embarq Corp.
7.08%                                        06/01/16                           3,140                          3,200 (f)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao
da Paraiba
10.50%                                       07/19/13                           2,210                          2,442 (a,f)
Federated Retail Holdings Inc.
5.35%                                        03/15/12                           1,865                          1,862
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                           2,980                          3,123 (f)
FPL Group Capital, Inc. (Series B)
5.55%                                        02/16/08                           3,630                          3,634 (f)
Freeport-McMoRan Copper &
Gold, Inc.
8.38%                                        04/01/17                           3,225                          3,487
Galaxy Entertainment Finance Company Ltd.
9.88%                                        12/15/12                           1,055                          1,150 (f)
10.35%                                       12/15/10                           1,055                          1,114 (a,f,g)
Gaz Capital for Gazprom
6.21%                                        11/22/16                           2,690                          2,691 (a,f)
6.51%                                        03/07/22                           4,550                          4,618 (a)
Georgia Gulf Corp.
9.50%                                        10/15/14                           5,500                          5,280 (a,f)
Gol Finance
7.50%                                        04/03/17                           2,695                          2,648 (a)
Goldman Sachs Group, Inc.
6.60%                                        01/15/12                           5,190                          5,473
Greater Bay Bancorp
5.25%                                        03/31/08                           4,870                          4,860 (f)
Greentown China Holdings Ltd.
9.00%                                        11/08/13                           1,565                          1,604 (a,f)
GS Caltex Corp.
5.50%                                        10/15/15                           3,245                          3,223 (a,f)
GTE Corp.
6.94%                                        04/15/28                           4,600                          4,878 (f)
7.51%                                        04/01/09                           2,125                          2,213 (f)
Harrah's Operating Company, Inc.
5.38%                                        12/15/13                           4,160                          3,687
HCA Inc.
9.13%                                        11/15/14                           3,810                          4,072 (a,f)
Hexion US Finance Corp.
9.75%                                        11/15/14                           5,500                          5,768 (a,f)
Home Depot, Inc.
5.25%                                        12/16/13                           3,120                          3,098 (f)
Hospira, Inc.
5.55%                                        03/30/12                           2,920                          2,923
HSBC Bank USA NA
4.63%                                        04/01/14                           3,215                          3,078
HSBC Capital Funding LP
4.61%                                        12/29/49                           3,400                          3,244 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                           3,380                          3,801 (a,f,g)
HSBC Finance Corp.
6.50%                                        11/15/08                           3,396                          3,465 (f)
HSBC Holdings PLC
6.50%                                        05/02/36                             625                            660 (f)
Hutchison Whampoa Finance
CI Ltd. (Series C)
7.50%                                        08/01/27                           5,410                          6,201 (a,f)
Hydro Quebec
8.50%                                        12/01/29                           1,455                          2,023 (f)
IBM Canada Credit Services Co.
3.75%                                        11/30/07                           1,790                          1,774 (a,f)
Idearc Inc.
8.00%                                        11/15/16                           5,450                          5,607 (a,f)
IIRSA Norte Finance Ltd.
8.75%                                        05/30/24                           2,690                          3,161 (a,f)
Industrias Unidas S.A.
11.50%                                       11/15/16                           2,825                          3,016 (a,h)
International Business Machines Corp.
3.80%                                        02/01/08                           2,140                          2,116 (f)
International Steel Group Inc.
6.50%                                        04/15/14                           2,700                          2,807
IPSCO, Inc.
8.75%                                        06/01/13                           2,265                          2,412 (f)
IRSA Inversiones y
Representaciones S.A.
8.50%                                        02/02/17                           1,735                          1,726 (a,h)
ISA Capital do Brasil S.A.
8.80%                                        01/30/17                           2,725                          2,895 (a,h)
iStar Financial, Inc. (REIT)
4.88%                                        01/15/09                           1,070                          1,061 (f)
7.00%                                        03/15/08                           2,040                          2,066 (f)
JBS S.A.
9.38%                                        02/07/11                           2,690                          2,831
10.50%                                       08/04/16                           1,700                          1,934 (a,f)
JP Morgan Chase & Co.
7.00%                                        11/15/09                           3,965                          4,147 (f)
JP Morgan Chase Bank
5.88%                                        06/13/16                           5,190                          5,334
Kansas Gas & Electric
5.65%                                        03/29/21                           1,705                          1,679 (f)
Kazkommerts International
7.50%                                        11/29/16                           2,830                          2,742 (a,f)
Kimco Realty Corp. (REIT)
4.82%                                        06/01/14                           2,135                          2,049 (f)
Kinder Morgan Energy Partners LP
5.13%                                        11/15/14                           2,540                          2,459 (f)
Kraft Foods, Inc.
5.25%                                        06/01/07                           2,310                          2,309 (f)
Landsbanki Islands
6.06%                                        08/25/09                           3,245                          3,287 (a,f,g)
Lehman Brothers Holdings, Inc.
5.75%                                        07/18/11                           1,795                          1,830 (f)
LIN Television Corp.
6.50%                                        05/15/13                           5,520                          5,403
Lloyds TSB Group PLC
6.27%                                        12/31/49                           2,195                          2,157 (a,f,g)
MacDermid, Inc.
9.13%                                        07/15/11                           5,685                          5,959
Majestic Star Casino LLC
9.50%                                        10/15/10                           5,880                          6,167 (f)
Marfrig Overseas Ltd.
9.63%                                        11/16/16                           2,690                          2,804 (a)
Markel Corp.
7.35%                                        08/15/34                           1,195                          1,280 (f)
MBIA, Inc.
5.70%                                        12/01/34                           1,675                          1,594
Mediacom LLC
9.50%                                        01/15/13                           5,520                          5,692 (f)
Merck & Company, Inc.
5.75%                                        11/15/36                           1,589                          1,541 (f)
Merrill Lynch & Company, Inc.
6.05%                                        05/16/16                           2,145                          2,199 (f)
Metropolitan Life Global Funding I
4.25%                                        07/30/09                           3,910                          3,846 (a,f)
Midamerican Energy Holdings Co.
6.13%                                        04/01/36                           2,165                          2,160 (f)
Mohegan Tribal Gaming Authority
8.00%                                        04/01/12                           5,645                          5,857 (f)
Morgan Stanley
6.60%                                        04/01/12                           4,155                          4,387
Morgan Stanley (Series F)
5.49%                                        01/18/08                           9,000                          9,008 (f,g)
Motorola, Inc.
4.61%                                        11/16/07                           3,340                          3,322 (f)
MUFG Capital Finance 1 Ltd.
6.35%                                        07/29/49                           2,070                          2,112 (f,g)
NAK Naftogaz Ukrainy
8.13%                                        09/30/09                           3,500                          3,529
Nakilat Inc.
6.07%                                        12/31/33                           3,230                          3,115 (a,f)
6.27%                                        12/31/33                           2,725                          2,685 (a,f)
National Power Corp.
9.63%                                        05/15/28                           2,760                          3,481 (f)
Nelnet, Inc.
5.13%                                        06/01/10                           2,800                          2,735 (f)
Nevada Power Co. (Series N)
6.65%                                        04/01/36                           1,480                          1,542 (f)
New Cingular Wireless Services Inc.
8.75%                                        03/01/31                           3,600                          4,660 (f)
News America, Inc.
7.25%                                        05/18/18                           1,915                          2,125 (f)
Nisource Finance Corp.
5.45%                                        09/15/20                           3,165                          2,993 (f)
7.88%                                        11/15/10                           1,080                          1,171 (f)
Norfolk Southern Corp.
6.00%                                        04/30/08                             475                            478 (f)
8.63%                                        05/15/10                           3,125                          3,420 (f)
Norfolk Southern Railway Co.
9.75%                                        06/15/20                           2,360                          3,172 (f)
Nortel Networks Ltd.
10.75%                                       07/15/16                           2,725                          3,025 (a,f)
Northeast Utilities (Series B)
3.30%                                        06/01/08                           2,105                          2,059 (f)
Northern States Power Co.
6.25%                                        06/01/36                           1,240                          1,327 (f)
NorthWestern Corp.
5.88%                                        11/01/14                           3,875                          3,823 (f)
NRG Energy, Inc.
7.38%                                        01/15/17                           1,085                          1,113 (f)
Ohio Power Co. (Series E)
6.60%                                        02/15/33                           1,120                          1,186 (f)
ONEOK Partners LP
5.90%                                        04/01/12                           2,075                          2,123 (f)
OPTI Canada Inc.
8.25%                                        12/15/14                           5,445                          5,663 (a,f)
Pacific Bell
7.13%                                        03/15/26                           1,495                          1,594 (f)
Pacific Gas & Electric Co.
5.80%                                        03/01/37                           2,045                          1,980
6.05%                                        03/01/34                           1,630                          1,623 (f)
PanAmSat Corp.
9.00%                                        08/15/14                           4,725                          5,115 (f)
Pemex Finance Ltd.
9.03%                                        02/15/11                           5,392                          5,749 (f)
9.69%                                        08/15/09                           3,307                          3,487 (f)
Pemex Project Funding Master Trust
6.13%                                        08/15/08                           3,145                          3,171 (f)
7.38%                                        12/15/14                           2,020                          2,232 (f)
7.88%                                        02/01/09                           1,245                          1,299
Pepco Holdings, Inc.
5.50%                                        08/15/07                           1,385                          1,384 (f)
Petrobras International Finance Co.
6.13%                                        10/06/16                           2,085                          2,127 (f)
Playtex Products, Inc.
8.00%                                        03/01/11                           2,720                          2,842 (f)
Potomac Edison Co.
5.35%                                        11/15/14                           1,520                          1,495 (f)
Prudential Financial, Inc.
5.49%                                        06/13/08                           5,000                          5,010 (f,g)
5.70%                                        12/14/36                           3,120                          2,986 (f)
Prudential Holdings LLC (Series C)
8.70%                                        12/18/23                           3,210                          4,042 (a,f)
Public Service Company of Colorado
7.88%                                        10/01/12                           3,330                          3,737 (f)
Puget Sound Energy, Inc.
3.36%                                        06/01/08                           2,120                          2,071 (f)
5.48%                                        06/01/35                           2,135                          1,947 (f)
6.27%                                        03/15/37                           1,260                          1,272 (f)
Pulte Homes, Inc.
4.88%                                        07/15/09                           2,470                          2,425 (f)
Quebecor World Inc.
9.75%                                        01/15/15                           8,175                          8,584 (a,f)
Ranhill Labuan Ltd.
12.50%                                       10/26/11                           1,720                          1,703 (a,f)
Rede Empresas de Energia
Eletrica S.A.
11.13%                                       04/02/49                           2,695                          2,749 (a)
Reichhold Industries, Inc.
9.00%                                        08/15/14                           2,725                          2,752 (a,f)
Residential Capital LLC
6.38%                                        06/30/10                           4,155                          4,154
6.46%                                        04/17/09                           4,155                          4,140 (g)
Resona Bank Ltd.
5.85%                                        09/29/49                           3,070                          3,055 (a,f,g)
Rock-Tenn Co.
8.20%                                        08/15/11                           5,390                          5,713
Roseton Danskammer (Series B)
7.67%                                        11/08/16                           5,520                          5,851 (f)
Rouse Company LP (REIT)
6.75%                                        05/01/13                           3,245                          3,307 (a,f)
Royal Bank of Scotland Group PLC
5.00%                                        10/01/14                           2,450                          2,398 (f)
Sabine Pass LNG LP
7.50%                                        11/30/16                           4,810                          4,846 (a)
Security Benefit Life Insurance
8.75%                                        05/15/16                           2,190                          2,561 (a)
Simon Property Group, L.P. (REIT)
4.60%                                        06/15/10                           2,165                          2,128 (f)
Skandinaviska Enskilda Banken AB
7.50%                                        03/29/49                           2,510                          2,633 (a,f,g)
Smith International, Inc.
6.00%                                        06/15/16                           2,105                          2,145 (f)
Southern Natural Gas Co.
5.90%                                        04/01/17                           1,405                          1,405 (a)
Sovereign Capital Trust VI
7.91%                                        06/13/36                           4,500                          5,008 (f)
Sprint Capital Corp.
7.63%                                        01/30/11                           3,120                          3,351
Stallion Oilfield Finance Corp.
9.75%                                        02/01/15                           1,635                          1,664 (a)
Standard Chartered Bank
Hong Kong Ltd.
4.38%                                        12/03/14                           3,730                          3,651 (g)
Station Casinos Inc.
7.75%                                        08/15/16                             405                            416 (f)
Stewart Enterprises, Inc.
6.25%                                        02/15/13                           2,715                          2,634 (f)
Telecom Italia Capital S.A.
7.20%                                        07/18/36                           2,080                          2,173 (f)
Telecom Personal S.A.
9.25%                                        12/22/10                           1,630                          1,705 (a)
Tennessee Gas Pipeline Co.
8.38%                                        06/15/32                           2,080                          2,563
The Kroger Co.
6.80%                                        12/15/18                           2,085                          2,171 (f)
The Thomson Corp.
5.50%                                        08/15/35                           2,125                          1,898 (f)
TNK-BP Finance S.A.
6.13%                                        03/20/12                           1,800                          1,786 (a)
6.63%                                        03/20/17                           1,355                          1,345 (a)
TransCapitalInvest Ltd.
5.67%                                        03/05/14                           2,695                          2,655 (a)
Tronox Worldwide LLC
9.50%                                        12/01/12                           3,815                          4,044 (f)
TXU Electric Delivery Co.
5.00%                                        09/01/07                             674                            673 (f)
5.73%                                        09/16/08                           2,515                          2,515 (g)
6.38%                                        05/01/12                             875                            907 (f)
Union Pacific Railroad Co.
5.87%                                        07/02/30                           2,110                          2,155 (f)
United Overseas Bank Ltd.
4.50%                                        07/02/13                           4,325                          4,170 (a,f)
Verizon Pennsylvania Inc.
8.75%                                        08/15/31                           2,125                          2,632 (f)
Vitro S.A. de C.V.
9.13%                                        02/01/17                           1,610                          1,650 (a,h)
VTB Capital S.A.
5.96%                                        08/01/08                           2,185                          2,186 (a,f,g)
6.10%                                        09/21/07                           2,115                          2,115 (a,f,g)
Wachovia Corp.
5.63%                                        10/15/16                           7,365                          7,387 (f)
Wal-Mart Stores, Inc.
5.25%                                        09/01/35                           2,150                          1,950 (f)
Wells Fargo & Co.
5.25%                                        12/01/07                             805                            804 (f)
Wells Fargo Bank NA
5.95%                                        08/26/36                           1,320                          1,331 (f)
Westar Energy, Inc.
5.15%                                        01/01/17                           1,450                          1,386 (f)
7.13%                                        08/01/09                           1,160                          1,202 (f)
Westlake Chemical Corp.
6.63%                                        01/15/16                           5,230                          5,099 (f)
Windstream Corp.
7.00%                                        03/15/19                           4,750                          4,750 (a)
8.63%                                        08/01/16                           5,390                          5,895
Wisconsin Electric Power
3.50%                                        12/01/07                           2,565                          2,535 (f)
5.70%                                        12/01/36                             315                            307 (f)
Wyeth
4.38%                                        03/01/08                           2,400                          2,384 (f)
5.95%                                        04/01/37                           2,920                          2,891
                                                                                                             703,972

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.1%
Banc of America Commercial Mortgage Inc.
5.32%                                        10/10/11                           3,131                          3,148 (f)
5.45%                                        01/15/49                           3,000                          3,010
Banc of America Funding Corp.
5.74%                                        03/20/36                           1,754                          1,757 (f,g)
5.85%                                        02/20/36                           2,987                          3,006 (f,g)
Banc of America Mortgage
Securities (Class B)
5.33%                                        10/25/35                           1,199                          1,165 (f,g)
5.38%                                        01/25/36                           1,842                          1,819 (f,g)
5.56%                                        02/25/36                           1,394                          1,384 (f,g)
Bank of America Alternative
Loan Trust
6.50%                                        07/25/35                           2,391                          2,432 (f)
Bear Stearns Commercial
Mortgage Securities
5.41%                                        03/11/39                           1,472                          1,490 (f,g)
5.48%                                        10/12/41                           4,563                          4,615 (f,g)
5.53%                                        10/12/41                           4,563                          4,622 (f,g)
6.02%                                        02/14/31                           3,657                          3,698 (f)
CalSTRS Trust
4.13%                                        11/20/12                           5,926                          5,878 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.08%                                        08/25/36                           3,573                          3,589 (f,g)
Countrywide Alternative Loan Trust
5.98%                                        05/25/36                             658                            589 (f,g)
6.00%                                        03/25/36 - 08/25/36                3,193                          2,708 (f)
Countrywide Alternative Loan Trust (Class B)
6.00%                                        05/25/36 - 08/25/36                1,994                          1,757 (f)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                        12/25/35                           1,653                          1,610 (f)
Credit Suisse Mortgage
Capital Certificates
5.47%                                        09/15/39                           3,967                          3,989 (f)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                        02/25/36                             993                            969 (f,g)
CS First Boston Mortgage
Securities Corp.
1.50%                                        03/15/35                          62,674                          2,314 (a,f,g)
5.25%                                        08/25/34                           1,538                          1,525 (f)
5.25%                                        07/15/37                          54,140                          1,354 (a,c,f,g)
5.33%                                        10/25/35                           1,662                          1,594 (f,g)
DLJ Commercial Mortgage Corp.
6.24%                                        11/12/31                           7,553                          7,641 (f)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                        05/25/36                             432                            384 (f,g)
First Union-Lehman Brothers-
Bank of America
6.56%                                        11/18/35                           2,775                          2,797 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                           4,979                          5,032 (f)
6.47%                                        04/15/34                           2,000                          2,082 (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.23%                                        12/10/41                          83,857                          1,758 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                        04/10/37                           4,200                          4,201 (f)
Impac CMB Trust
5.58%                                        04/25/35                           2,998                          3,002 (f,g)
Impac CMB Trust (Class 1)
5.68%                                        10/25/34                           3,428                          3,431 (f,g)
Impac CMB Trust (Class A)
6.08%                                        12/25/33                             730                            730 (f,g)
Impac Secured Assets CMN Owner Trust (Class
A)
5.57%                                        11/25/36                          13,184                         13,231 (f,g)
Indymac INDA Mortgage Loan Trust
5.16%                                        01/25/36                             474                            463 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                        01/25/36                             955                            951 (f,g)
Indymac Index Mortgage Loan Trust
5.38%                                        06/25/35                           2,796                          2,761 (f,g)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                        01/12/39                          41,938                          1,433 (a,f,g)
6.47%                                        11/15/35                           5,391                          5,657 (f)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                           6,696                          6,555 (f,g)
5.17%                                        01/18/12                          72,084                          1,923 (c,f,g)
5.26%                                        09/15/39                           5,130                          5,155 (f)
5.42%                                        02/15/40                           5,000                          5,009
5.46%                                        01/15/36                          22,942                          1,493 (a,c,f)
6.23%                                        03/15/26                           3,000                          3,052 (f)
6.46%                                        02/15/40                          28,542                          1,023 (c,g)
6.64%                                        09/15/39                          24,971                            491 (a,c,f,g)
6.97%                                        03/15/36                          86,919                          2,479 (a,c,f,g)
7.09%                                        10/15/35                          22,743                            952 (a,c,f,g)
7.23%                                        02/15/40                          52,577                          1,125 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                        12/15/30                           1,777                          1,846 (f)
6.65%                                        11/15/27                           8,377                          8,803 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                        07/14/16                             750                            793 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
5.24%                                        09/15/39                         145,010                          4,764 (c,f,g)
6.77%                                        12/15/39                          52,907                            946 (a,c,f,g)
9.13%                                        03/15/32                          55,781                            762 (c,f,g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.58%                                        10/15/17                           7,000                          7,001 (a,f,g)
5.63%                                        10/15/17                           4,000                          4,000 (a,f,g)
Master Alternative Loans Trust
5.00%                                        08/25/18                           2,293                            355 (e,f)
6.50%                                        08/25/34 - 05/25/35                9,191                          9,354 (f)
Master Alternative Loans Trust
(Class 3)
6.50%                                        01/25/35                           2,534                          2,583 (f)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                        05/12/39                           5,006                          5,102 (f,g)
MLCC Mortgage Investors, Inc.
5.39%                                        02/25/36                           1,505                          1,492 (f,g)
Morgan Stanley Capital I
5.28%                                        12/15/43                           2,021                          2,029 (f,g)
5.33%                                        12/15/43                           2,021                          2,011 (f,g)
5.39%                                        11/12/41                           4,629                          4,606 (f,g)
5.44%                                        02/20/44                           2,017                          2,034 (a,g)
5.45%                                        02/20/44                           5,000                          5,017 (g)
5.71%                                        07/20/44                           3,000                          3,070 (f)
7.11%                                        04/15/33                           1,020                          1,058 (f)
Morgan Stanley Capital I (Class A)
5.36%                                        02/20/44                           3,039                          3,063 (g)
Morgan Stanley Dean Witter Capital I (Class
A)
5.72%                                        12/18/32                              67                             67 (f)
6.39%                                        10/15/35                           5,000                          5,236 (f)
6.54%                                        02/15/31                             638                            654 (f)
Mortgage Capital Funding Inc.
(Class C)
6.73%                                        06/18/30                           2,046                          2,074 (f)
MortgageIT Trust (Class A)
5.62%                                        08/25/35                           5,419                          5,438 (f,g)
Nomura Asset Securities Corp.
(Class A)
6.59%                                        03/15/30                           8,198                          8,268 (f)
Opteum Mortgage Acceptance Corp.
5.62%                                        02/25/35                           2,534                          2,532 (f,g)
Puma Finance Ltd. (Class A)
5.51%                                        03/25/34                           1,546                          1,547 (f,g)
Residential Accredit Loans, Inc.
6.00%                                        01/25/36 - 04/25/36                3,763                          3,634 (f)
6.02%                                        01/25/36                           1,034                          1,045 (f,g)
Residential Funding Mortgage
Security I
5.75%                                        01/25/36                           1,755                          1,715 (f)
Residential Mortgage Securities
5.43%                                        08/10/30                           1,371                          1,371 (a,f,g)
Sequoia Mortgage Trust
5.58%                                        06/20/34                             429                            429 (f,g)
Structured Asset Securities Corp. (Class X)
2.14%                                        02/25/28                           8,280                            354 (g)
Wachovia Bank Commercial
Mortgage Trust
5.51%                                        03/15/45                          12,216                         12,357 (f)
5.68%                                        05/15/43                           4,341                          4,418 (f,g)
Washington Mutual Inc.
5.65%                                        01/25/45                           1,893                          1,899 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                        08/25/35                           4,166                          4,094 (f,g)
5.50%                                        01/25/36 - 03/25/36                4,127                          3,959 (f)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                        03/25/36                           2,960                          2,867 (f)
                                                                                                             279,480

SOVEREIGN BONDS - 0.8%
Government of Argentina
8.28%                                        12/31/33                               1                              1
9.38%                                        09/14/18                           1,565                          1,581
Government of Bahamas
6.63%                                        05/15/33                           2,400                          2,657 (a,f)
Government of Brazil
10.25%                                       01/10/28                           8,105                          3,821
Government of Canada
7.50%                                        09/15/29                           3,115                          3,945
Government of Jamaica
8.00%                                        03/15/39                           2,690                          2,697
Government of Manitoba Canada
4.90%                                        12/06/16                           2,120                          2,093 (f)
Government of Mexico
7.50%                                        01/14/12                           2,080                          2,275
Government of Panama
6.70%                                        01/26/36                           1,965                          2,040
                                                                                                              21,110

TOTAL BONDS AND NOTES                                                                                      2,573,491
 (COST $2,606,749)

                                                                            PRINCIPAL
                                                                               AMOUNT                          VALUE
--------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 15.0%
--------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 10.8%
AESOP Funding II LLC (Class A)
5.44%                                        04/20/10                        $  5,000                       $  5,009 (a,g)
American Express Credit Account Master
Trust (Class A)
5.43%                                        10/15/10                           4,000                          4,005 (g)
Arran Master Trust (Class A)
5.34%                                        12/15/10                           3,000                          3,001 (g)
Bayview Financial Acquisition Trust (Class
A)
5.77%                                        02/28/44                           5,374                          5,377 (g)
Chase Credit Card Master Trust
(Class A)
5.36%                                        09/15/09                           3,000                          3,000 (g)
Chase Issuance Trust
5.33%                                        12/15/10                          10,000                         10,003 (g)
Citibank Credit Card Issuance Trust
5.33%                                        12/15/10                           4,500                          4,502 (g)
5.44%                                        11/22/10                          10,000                         10,016 (g)
CNH Equipment Trust
5.39%                                        10/15/08                             716                            716 (g)
CNH Equipment Trust (Class A)
5.48%                                        12/15/10                             921                            922 (a,g)
CNH Wholesale Master Note Trust (Class A)
5.43%                                        06/15/11                           2,000                          2,001 (g)
Countrywide Asset-Backed Certificates
5.43%                                        06/25/35                           4,712                          4,712 (g)
5.58%                                        07/25/34                           3,000                          3,003 (g)
5.75%                                        05/25/33                              45                             45 (g)
Countrywide Asset-Backed Certificates
(Class 2)
5.92%                                        06/25/33                              20                             20 (g)
Countrywide Asset-Backed Certificates
(Class A)
5.72%                                        03/25/33                             802                            802 (g)
Countrywide Home Equity Loan Trust
5.56%                                        01/15/30                           7,251                          7,256 (g)
Discover Card Master Trust I (Class A)
5.34%                                        05/15/11                           6,500                          6,502 (g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.58%                                        11/25/36                           3,000                          2,989 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                        03/25/35                          10,000                         10,009 (g)
First Horizon Asset Back Trust
(Class A)
5.54%                                        02/25/34                           1,141                          1,142 (g)
Fleet Credit Card Master Trust II (Class A)
5.46%                                        04/15/10                           8,000                          8,006 (g)
Fleet Home Equity Loan Trust
(Class A)
5.57%                                        01/20/33                           1,955                          1,957 (g)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.36%                                        07/15/09                          35,000                         34,995 (g)
Fremont Home Loan Trust
5.52%                                        04/25/35                           3,156                          3,157 (g)
GMAC Mortgage Corp. Loan Trust
5.41%                                        08/25/35                           4,700                          4,699 (g)
Gracechurch Card Funding PLC
5.33%                                        06/15/10                           5,000                          5,001 (g)
Gracechurch Card Funding PLC (Class A)
5.33%                                        11/15/10                           2,500                          2,500 (g)
5.43%                                        03/15/10                           3,500                          3,504 (g)
GSAA Trust
5.38%                                        10/25/36                           2,032                          2,032 (g)
5.57%                                        01/25/36                          10,000                          9,978 (g)
GSAMP Trust
5.47%                                        12/25/35                          12,500                         12,503 (g)
Hertz Vehicle Financing LLC
5.41%                                        05/25/08                           3,667                          3,667 (a,g)
5.46%                                        02/25/10                           5,000                          5,002 (a,g)
Indymac Residential Asset
Backed Trust
5.37%                                        11/25/36                           3,834                          3,832 (g)
5.43%                                        11/25/36                          10,449                         10,443 (g)
5.49%                                        10/25/35                          20,000                         20,003 (g)
Irwin Home Equity
5.47%                                        02/25/36                             738                            738 (a,g)
JP Morgan Mortgage Acquisition Corp.
5.43%                                        01/25/36                           4,279                          4,279 (g)
Long Beach Mortgage Loan Trust
5.42%                                        05/25/36                           3,800                          3,798 (g)
5.60%                                        09/25/35                           5,492                          5,498 (g)
Option One Mortgage Loan Trust (Class A)
5.74%                                        02/25/33                             417                            417 (g)
Residential Asset Mortgage
Products, Inc.
5.59%                                        12/25/33                           2,580                          2,588 (g)
Residential Asset Mortgage Products, Inc.
(Class A)
5.88%                                        06/25/32                             123                            123 (g)
Residential Asset Securities Corp.
5.42%                                        06/25/36                           3,000                          2,999 (g)
5.57%                                        01/25/36                          12,000                         12,007 (g)
Residential Asset Securities Corp. (Class A)
5.90%                                        06/25/33                             148                            148 (g)
Residential Funding Mortgage Securities II
Inc. (Class A)
5.53%                                        02/25/34                             241                            241 (g)
Saxon Asset Securities Trust
5.43%                                        03/25/36                          10,671                         10,670 (g)
5.55%                                        05/25/35                             654                            655 (g)
5.61%                                        08/25/35                              71                             71 (g)
Structured Asset Investment
Loan Trust
5.49%                                        04/25/35                           2,537                          2,537 (g)
Structured Asset Securities Corp.
5.52%                                        02/25/35                           2,301                          2,302 (g)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                        06/25/34                           1,587                          1,588 (g)
Waverly Community School
5.42%                                        05/25/36                           4,827                          4,827 (g)
                                                                                                             271,797

CORPORATE NOTES - 1.0%
Countrywide Financial Corp.
5.51%                                        09/02/08                          12,000                         11,999 (g)
Marsh & McLennan Companies, Inc.
5.50%                                        07/13/07                           3,000                          3,001 (g)
VTB Capital S.A.
6.10%                                        09/21/07                          10,000                         10,000 (a,g)
                                                                                                              25,000

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Banc of America Large Loan
5.53%                                        03/15/22                          10,000                         10,003 (a,g)
Crusade Global Trust (Class A)
5.54%                                        09/18/34                           1,580                          1,584 (g)
Granite Master Issuer PLC
5.43%                                        12/20/24                           9,750                          9,754 (g)
5.44%                                        12/20/54                           8,484                          8,488 (g)
Granite Mortgages PLC (Class 1)
5.54%                                        01/20/43                             835                            835 (g)
Impac CMB Trust
5.98%                                        08/25/33                             936                            936 (g)
Impac CMB Trust (Class 1)
5.68%                                        10/25/34                           4,147                          4,150 (g)
Impac Secured Assets CMN
Owner Trust
5.71%                                        03/25/36                           4,821                          4,839 (g)
Interstar Millennium Trust (Class A)
5.56%                                        03/14/36                           1,072                          1,074 (g)
JP Morgan Alternative Loan Trust
5.38%                                        08/25/36 - 10/25/36               11,876                         11,867 (g)
Medallion Trust (Class A)
5.40%                                        08/22/36                           2,809                          2,809 (g)
Morgan Stanley Capital I
5.86%                                        01/15/21                           9,000                          9,000 (a,g)
National RMBS Trust
5.46%                                        03/20/34                           1,585                          1,585 (g)
Residential Accredit Loans, Inc.
5.50%                                        07/25/36                           3,930                          3,930 (g)
Thornburg Mortgage Securities Trust (Class
A)
5.53%                                        12/25/35                           3,546                          3,542 (g)
5.66%                                        04/25/43                             971                            971 (g)
Washington Mutual Inc.
5.66%                                        01/25/45                           1,470                          1,473 (g)
5.80%                                        07/25/44                           2,553                          2,562 (g)
                                                                                                              79,402

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                                      376,199
 (COST $376,248)

TOTAL INVESTMENTS IN SECURITIES                                                                            2,949,690
 (COST $2,982,997)

                                                                     NUMBER OF SHARES                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.7%
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.6%
GEI Short Term Investment Fund
5.53%                                                                     214,962,524                     $  214,963 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 15.9%
GEI Short Term Investment Fund
5.53%                                                                     398,809,374                        398,809 (c,j)


                                                                            PRINCIPAL
                                                                               AMOUNT
-------------------------------------------------------------------------------------

COMMERCIAL PAPER - 0.2%
Societe Generale
5.26%                                        04/13/07                        $  6,000                          5,989

TOTAL SHORT-TERM INVESTMENTS                                                                                 619,761
 (COST $619,761)

TOTAL INVESTMENTS                                                                                          3,569,451
 (COST $3,602,758)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (42.3)%                                                      (1,061,039)
                                                                                                         -----------
NET ASSETS - 100.0%                                                                                      $ 2,508,412
                                                                                                         ===========


-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at March 31, 2007 (unaudited):

                                                                                         CURRENT
                                                                        NUMBER OF       NOTIONAL       UNREALIZED
DESCRIPTION                                     EXPIRATION DATE         CONTRACTS        VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                              September 2007            952          $225,922        $ (39)
U.S. Treasury Notes 5 Yr. Futures                  June 2007               549            58,082         (124)
                                                                                                        -----
                                                                                                        $(163)
                                                                                                        =====


--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
March 31, 2007  (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $290,081 or 11.56% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.

(h)      All or a portion of the security is out on loan.

(i)      Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+        Percentages are based on net assets as of March 31, 2007.

*        Less than 0.1%.

**       Par value less than 500



Abbreviations:

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA      To be announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
	Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 25, 2007